Ordinary shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 15, 2023 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021	Apr. 26, 2021 $ / shares shares
Ordinary shares
Ordinary shares, shares authorized		496,253,373,300		496,253,373,300		95,000
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0000001		$ 0.0000001		$ 0.0000001
Ordinary shares, shares issued		5,621,490,964		1,218,621,800
Ordinary shares, shares outstanding		5,621,490,964		1,218,621,800
Class A Ordinary Shares
Ordinary shares
Number of underlying shares represented by one ADS		35		35	35
IPO | ADS
Ordinary shares
Shares issued	4,000,000
Net proceeds		$ 57,660	¥ 409,282
IPO | Class A Ordinary Shares
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0000001
Shares issued	140,000,000
Number of underlying shares represented by one ADS	35
Previously reported
Ordinary shares
Ordinary shares, shares authorized		496,195,831,500		496,195,831,500
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0000001		$ 0.0000001
Ordinary shares, shares issued		5,621,490,964		1,161,080,000
Ordinary shares, shares outstanding		5,621,490,964		1,161,080,000